Summary of Significant Accounting Policies (Schedule of Property, Plant and Equipment) (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		$ 424.8	$ 399.5
Less accumulated depreciation		255.2	245.4
Property, plant and equipment, net	$ 171.3	169.6	154.1
Land and land improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		11.3	8.5
Buildings
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		77.0	65.3
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		316.1	309.5
Leased property under capital leases
Property, Plant and Equipment [Line Items]
Total property, plant and equipment		$ 20.4	$ 16.2